Annual Fund Operating Expenses - NVIT Government Bond Fund	Apr. 30, 2021
Class I Shares
Operating Expenses:
Management Fees	0.49%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.71%
Fee Waiver/Expense Reimbursement	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.70%
Class II Shares
Operating Expenses:
Management Fees	0.49%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.96%
Fee Waiver/Expense Reimbursement	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.95%
Class IV Shares
Operating Expenses:
Management Fees	0.49%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.71%
Fee Waiver/Expense Reimbursement	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.70%
Class P Shares
Operating Expenses:
Management Fees	0.49%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.81%
Fee Waiver/Expense Reimbursement	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.80%
Class Y Shares
Operating Expenses:
Management Fees	0.49%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.56%
Fee Waiver/Expense Reimbursement	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.55%

[1]	Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract waiving 0.015% of the management fee to which the Adviser would otherwise be entitled until April 30, 2022. The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.